Expense Example	Oct. 24, 2025 USD ($)
C 000243829 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 120
Expense Example, with Redemption, 3 Years	394
C 000243821 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	394
C 000243838 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
C 000243822 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	394
C 000243819 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
C 000243807 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
C 000243809 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	568
Expense Example, with Redemption, 5 Years	1,045
Expense Example, with Redemption, 10 Years	2,362
C 000243833 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	394
C 000243825 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	394
C 000243810 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
C 000243834 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	1,090
Expense Example, with Redemption, 5 Years	2,069
Expense Example, with Redemption, 10 Years	4,545
C 000243826 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	394
C 000243811 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
C 000243827 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	394
C 000243812 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
C 000243830 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	394
C 000243813 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,622
C 000243835 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	1,711
Expense Example, with Redemption, 5 Years	3,218
Expense Example, with Redemption, 10 Years	6,632
C 000243831 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	394
C 000243814 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
C 000243817 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,272
C 000236085 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
C 000243815 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	341
Expense Example, with Redemption, 5 Years	605
Expense Example, with Redemption, 10 Years	1,357
C 000243837 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	394
C 000243832 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	394
C 000243816 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	$ 511